Share Capital - Disclosure of fair value assumptions of warrants granted (Details) - Warrants [Member] - Year	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk Free Interest Rate	4.18%
Expected Dividend Yield	0.00%	0.00%
Expected Volatility	61.35%	101.32%
Expected Term in Years	2	2
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk Free Interest Rate		3.86%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk Free Interest Rate		3.98%